Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheets
Common stock shares outstanding	29,270,502	29,270,502	2,661,316
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	29,270,502	29,270,502	2,661,316